COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)													3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 09, 2025	Aug. 06, 2025	Jun. 16, 2025	Apr. 07, 2025	Feb. 14, 2025	Jan. 01, 2025	Dec. 01, 2024	Nov. 27, 2024	Oct. 30, 2024	Oct. 09, 2024	Aug. 06, 2024	Dec. 27, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 15, 2025	Nov. 22, 2022	Dec. 31, 2017
Loss Contingencies [Line Items]
Debt amortization percentage																4.50%	4.50%
Transaction fee shares generating sales proceeds																$ 5,175,000	$ 5,175,000
Convertible shares issuable													16,667			16,667
Equity compensation									$ 200,000			$ 125,000
Cash									40,000			40,000					38,742	$ 607,869
Payment of stock												$ 85,000
Cash proceeds									$ 160,000
Proceeds percentage									15.00%
Excise tax liabilty													$ 1,167,173			$ 1,167,173	1,157,161
Cash fee																$ 500,000
Warrants													16,667			16,667				984,557
Warrants exercise price													$ 150.00			$ 150.00
Transaction fee													$ 2,500,000			$ 2,500,000
Share price													$ 5.00			$ 5.00
Proceeds from generating sales																$ 2,500,000
Common stock issued for exercise of warrants													$ 200	$ 354,750	$ 3,309,921		1,000,000	2,000,000
Revision of Prior Period, Reclassification, Adjustment [Member]
Loss Contingencies [Line Items]
Excise tax liabilty																	$ 1,157,161
Warrants																				32,819
Chief Financial Officer [Member] | 2025 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Common stock issued for exercise of warrants, shares			100,000
Seward & Kissel LLP [Member]
Loss Contingencies [Line Items]
Legal fees					$ 1,300,000			$ 1,300,000
Common stock issued for exercise of warrants, shares					83,333			8,333
Warrants exercisable					$ 1,300,000			$ 1,300,000
Baker Hostetler LLP [Member]
Loss Contingencies [Line Items]
Share price																		$ 10.00
Payment obligation																		$ 788,030
Share issued																		2,627
Common Stock [Member]
Loss Contingencies [Line Items]
Sponsor plans to transfer to Investor shares													880,734	38,334
Stockholders redeemed shares																380,701	11,253,528	11,194,590
Excise tax liabilty													$ 1,200,000			$ 1,200,000	$ 1,157,161	$ 1,143,296
Common stock issued for exercise of warrants, shares													66,668	106,968	234,830
Common stock issued for exercise of warrants													$ 7	$ 11	$ 23
Common Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Loss Contingencies [Line Items]
Stockholders redeemed shares																	377,537
Pre-funded Warrant [Member]
Loss Contingencies [Line Items]
Warrants exercise price				$ 0.003
Common stock issued for exercise of warrants				$ 150,000
Number of shares exercised													83,333			150,000
Pre-funded Warrant [Member] | Seward & Kissel LLP [Member]
Loss Contingencies [Line Items]
Warrants exercise price					$ 0.0030
Equity Purchase Agreement [Member]
Loss Contingencies [Line Items]
Cash				$ 1,800,000
Warrants exercise price				$ 0.0030
Maximum commitment amount				$ 60,000,000.0
Percentage of closing price				90.00%
Common stock issued for exercise of warrants				$ 1,800,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Equity compensation						$ 500,000	$ 500,000
Employment agreement, term						2 years	2 years
Salaries and wages						$ 325,000	$ 325,000
Performance bonus						$ 325,000	$ 325,000
Employment Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Common stock issued for exercise of warrants, shares																330,869
Common stock issued for exercise of warrants																$ 5,916,777
Sponsor [Member] | Non Redemption Agreement [Member]
Loss Contingencies [Line Items]
Sponsor plans to transfer to Investor shares	167	167								5,000	5,000
Stock holds prior to business combination, shares	3,327	3,327								99,800	99,800
Minimum [Member]
Loss Contingencies [Line Items]
Converted percentage																					10.00%
Share price																			$ 1.00
Alliance Global Partners [Member]
Loss Contingencies [Line Items]
Transaction fee shares generating sales proceeds																$ 2,500,000	$ 2,500,000
Total transaction fee																	$ 2,500,000
Convertible shares issuable													166,667			166,667	500,000
Conversion price													$ 0.50			$ 0.50	$ 5.00
Conversion percentage																	75.00%
Advisory agreement lock-up ending period from closing date																	3 months
Converted percentage																	100.00%
Shares reserve for future issuance													8,333			8,333	250,000
Alliance Global Partners [Member] | Transaction Fee [Member]
Loss Contingencies [Line Items]
Conversion percentage																75.00%
Alliance Global Partners [Member] | Amended Transaction Fee [Member]
Loss Contingencies [Line Items]
Conversion percentage																75.00%
Converted percentage													100.00%			100.00%
Alliance Global Partners [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Conversion percentage																	10.00%
Alliance Global Partners [Member] | Minimum [Member] | Amended Transaction Fee [Member]
Loss Contingencies [Line Items]
Conversion percentage																10.00%
Other Service Providers [Member]
Loss Contingencies [Line Items]
Shares reserve for future issuance																	250,000
Accrued liabilities																	$ 1,250,000
Common stock price per share																	$ 5.00